Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended				2 Months Ended	3 Months Ended	9 Months Ended			2 Months Ended			1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended				10 Months Ended				2 Months Ended					2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended						3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Nov. 08, 2012	Dec. 31, 2011 Y region farm supplier segment business_unit	Sep. 30, 2012 segment business_unit	Dec. 31, 2011 Product Liability [Member]	Dec. 31, 2011 Employee Injury Benefit Plan [Member]	Dec. 31, 2011 Buildings [Member] Y	Dec. 31, 2011 Property, Plant and Equipment, Other Types [Member] Y	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Collaborative Arrangement, Co-promotion [Member]	Dec. 31, 2011 Successor [Member] United States [Member]	Dec. 31, 2011 Successor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] Collaborative Arrangement, Co-promotion [Member]	Nov. 03, 2011 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2010 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2009 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2011 Chiron Guernsey Holdings LP [Member] Minimum [Member]	Dec. 31, 2011 Centaur Managing Limited Partner [Member] Maximum [Member]	Dec. 31, 2011 Chiron Guernsey GP Co. Limited [Member]	Dec. 31, 2011 Acute and Extended Care Organizations [Member] Successor [Member] Sales [Member] United States [Member] Geographic Concentration Risk [Member]	Nov. 03, 2011 Acute and Extended Care Organizations [Member] Predecessor [Member] Sales [Member] United States [Member] Geographic Concentration Risk [Member]	Dec. 31, 2011 Medicare [Member] Successor [Member] United States [Member]	Nov. 03, 2011 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2010 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2009 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2011 Novation, LLC [Member] Successor [Member] United States [Member]	Nov. 03, 2011 Novation, LLC [Member] Predecessor [Member] United States [Member]	Dec. 31, 2010 Novation, LLC [Member] Predecessor [Member] United States [Member]	Dec. 31, 2009 Novation, LLC [Member] Predecessor [Member] United States [Member]	Sep. 30, 2012 Interest Rate Cap [Member] Concentration of Credit Risk [Member]	Dec. 31, 2011 Interest Rate Cap [Member] Concentration of Credit Risk [Member]	Sep. 30, 2012 Interest Rate Swap [Member] Concentration of Credit Risk [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Concentration of Credit Risk [Member]	Sep. 30, 2012 Accounting Standards Update 2011-07 [Member] Successor [Member]	Sep. 30, 2012 Accounting Standards Update 2011-07 [Member] Successor [Member]	Sep. 30, 2011 Accounting Standards Update 2011-07 [Member] Predecessor [Member]	Sep. 30, 2011 Accounting Standards Update 2011-07 [Member] Predecessor [Member]	Dec. 31, 2011 Former Chief Executive Officer [Member] Successor [Member]
Accounting Policies [Line Items]
Proceeds from Divestiture of Businesses	$ 247,100,000
Basis of Presentation and Principles of Consolidation [Abstract]
Ownership percentage																																				99.00%	1.00%
Percentage of general partnership owned																																						100.00%
Number of reportable operating segments		2	2
Number of global business units		2	2
Number of primary geographic regions		3	3
Nature of Operations and Customer Concentration [Abstract]
Concentration risk, percentage																	80.70%																79.90%	80.40%	80.00%				44.20%	42.10%
Total revenue										304,764,000	435,873,000	1,306,521,000			300,000	235,886,000		149,023,000	468,541,000	453,270,000	432,578,000	459,728,000	442,346,000	430,412,000	410,954,000	1,354,389,000	1,503,412,000	1,743,440,000	1,688,315,000			1,200,000									28,900,000	140,100,000	161,900,000	153,600,000	15,800,000	86,200,000	111,900,000	121,300,000
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents, deposits from deferred compensation										215,426,000	306,927,000	306,927,000	711,885,000	656,793,000				711,885,000	656,793,000			316,603,000				656,793,000	711,885,000	316,603,000	263,157,000	711,885,000	247,767,000																										5,600,000
Inventories [Abstract]
Sale-only products in excess of anticipated demand, reserve percentage		100.00%
Obsolescence reserve balance percentage								0.00%	100.00%
Long-Lived Assets [Abstract]
Minimum useful life						20	3
Maximum useful life						30	7
Depreciation expense										34,700,000																	55,200,000	74,100,000	74,300,000
Goodwill and Other Intangible Assets [Abstract]
Minimum useful life		2
Maximum useful life		20
Self-Insurance [Abstract]
Self Insurance, Retention Amount				500,000	750,000
Casualty insurance deductible		750,000
Concentration of Credit Risk [Abstract]
Notional amount of interest rate swap and cap agreements																																																	1,043,000,000	1,048,000,000	1,043,000,000	1,048,000,000
Shipping and Handling [Abstract]
Shipping and handling										900,000																	4,000,000	4,100,000	4,300,000
Advertising Expenses [Abstract]
Advertising expense										2,300,000																	9,800,000	12,900,000	13,300,000
Recently Adopted Accounting Standards [Abstract]
Adjustment to revenue																																																					772,000	2,800,000	1,000,000	3,000,000
Adjustment to selling, general, and administrative expenses																																																					$ 800,000	$ 2,800,000	$ 1,000,000	$ 3,000,000
Concentrations In Available Sources Of Materials [Abstract]
Number of qualified porcine tissue suppliers		2
Number of separate breeding herd farms supplying porcine tissue		3